Related parties	12 Months Ended
Dec. 31, 2018
Related parties
Related parties

7.  Related parties

a)  An analysis of balances due from/to related parties at December 31, 2018, 2017 and 2016 is provided below. All companies are considered affiliates, since the Company’s primary shareholders or directors are also direct or indirect shareholders of the related parties:

		Country
	Type of transaction	of origin	2018		2017		2016		Terms
Due from:
Frontier Airlines Inc. (“Frontier”)	Code-share	USA	Ps.	8,266	Ps.	—	Ps.	—	30 days
			Ps.	8,266	Ps.	—	Ps.	—

		Country
	Type of transaction	of origin	2018		2017		2016		Terms
Due to:
One Link, S.A. de C.V. (“One Link”)	Call center fees	El Salvador	Ps.	—	Ps.	24,980	Ps.	33,775	30 days
Aeromantenimiento, S.A. (“Aeroman”)	Aircraft and engine maintenance	El Salvador		15,024		15,951		30,627	30 days
Frontier Airlines Inc. (“Frontier”)	Code-share	USA		2,751		—		—	30 days
SearchForce, Inc. (“SearchForce”)	Internet services	Mexico		—		—		620	30 days
			Ps.	17,775	Ps.	40,931	Ps.	65,022

b)  During the years ended December 31, 2018, 2017 and 2016, the Company had the following transactions with related parties:

Related party transactions	Country of origin	2018		2017		2016
Revenues:
Transactions with affiliates
Frontier
Code-share	USA	Ps.	8,358	Ps.	—	Ps.	—

Expenses:
Transactions with affiliates
Aeroman
Aircraft and engine maintenance	El Salvador/Guatemala	Ps.	341,726	Ps.	249,266	Ps.	304,399
One Link, Mijares Angoitia, Servprot and Human Capital
Call center fees and other fees	Mexico/El Salvador		4,800		202,689		173,197
Aeroman
Technical support	Mexico/El Salvador/Guatemala		4,796		8,088		8,105

Frontier started having transactions with the Company in September 2018. During the years ended December 31, 2017 and 2016 the Company did not have any revenue transactions with related parties.

As of December 31, 2018, 2017 and 2016, there have been no guarantees provided or received for any related party receivables or payables. For the years ended December 31, 2018, 2017 and 2016, no provision for expected credit losses had been recognized.

c)  Servprot

Servprot S.A. de C.V. (“Servprot”) is a related party because Enrique Beltranena, the Company’s Chief Executive Officer and member of the board of directors, and Rodolfo Montemayor, a member of the board of directors, until April 19, 2018 is shareholder of such company. Servprot provides security services for Mr. Beltranena and his family, as well as for Mr. Montemayor. During the years ended December 31, 2018, 2017 and 2016 the Company expensed Ps.2,804, Ps.1,838 and Ps.1,733, respectively for this concept.

d)  Aeroman

Aeroman is a related party because Roberto José Kriete Ávila, a member of the Company’s board of directors, and members of his immediate family are shareholders of Aeroman. The Company entered into an aircraft repair and maintenance service agreement with Aeroman on January 1, 2017. This agreement provides that the Company has to use Aeroman, exclusively for aircraft repair and maintenance services, subject to availability. Under this agreement, Aeroman provides inspection, maintenance, repair and overhaul services for aircraft. The Company makes payments under this agreement depending on the services performed. This agreement is for a 5 years term. As of December 31, 2018, 2017 and 2016, the balances due under the agreement with Aeroman were Ps.15,024, Ps.15,951 and Ps.30,627, respectively. The Company incurred expenses in aircraft, engine maintenance and technical support under this agreement of Ps.346,522, Ps.251,731 and Ps.308,731 for the years ended December 31, 2018, 2017 and 2016, respectively.

e)  Human Capital International

The Company entered into a professional services agreement with Human Capital International HCI, S.A. de C.V., or Human Capital International, on February 25, 2015, for the selection and hiring of executives. Rodolfo Montemayor Garza, member of the Company’s board of directors until April 19, 2018, is a founder and chairman of the board of directors of Human Capital International. As of December 31, 2018, 2017 and 2016, the Company recognized an expense under this agreement of Ps.324, Ps.816 and Ps.3,127, respectively.

f)  One Link

One Link was a related party until December 31, 2017, because Marco Baldocchi, an alternate member of the board, was a director of the Company. Pursuant to this agreement, One Link received calls from the customers to book flights and provides customers with information about fares, schedules and availability. As of December 31, 2017 and 2016, the balance due under this agreement was Ps.24,980 and Ps.33,775, respectively, and the Company recognized an expense under this agreement of Ps.200,035 and Ps.168,337 for the years ended December 31, 2017 and 2016, respectively.

g)  SearchForce

SearchForce is a related party because William Dean Donovan, a member of the board, is a director of the Company. Pursuant to this agreement, SearchForce provides consultation services, reports, findings, analysis or other deliverables to us regarding the software and the implementation of the internet marketing strategy developed to the Company at its request.  As of December 31, 2018, 2017 and 2016, the balance due under this agreement was Ps.0, Ps.0 and Ps.620.

The Company recognized an expense under this agreement of Ps.0, Ps.1,946 and Ps.3,446 for the years ended December 31, 2018, 2017 and 2016, respectively.

h)  Mijares, Angoitia, Cortés y Fuentes

Mijares, Angoitia, Cortés y Fuentes is a related party because Ricardo Maldonado Yañez and Eugenio Macouzet de León, member and alternate member, respectively, of the board of the Company since April 2018, are partners of Mijares, Angoitia, Cortés y Fuentes. As of December 31, 2018, the balance due under this agreement was Ps.0 and the Company recognized an expense under this agreement of Ps.1,672, for the year ended December 31, 2018.

i)  Frontier

Frontier is a related party because Mr. William A. Franke and Brian H. Franke are members of the board of the Company and Frontier as well as Indigo Partners have significant investments in both Companies. As of December 31, 2018, the net balance due under this agreement was Ps.8,266 and the Company recognized revenue under this agreement of Ps.8,358 for the year ended December 31, 2018.

j)  Directors and officers

During the year ended December 31, 2018, 2017 and 2016, the chairman and the independent members of  the Company’s board of directors received an aggregate compensation of approximately Ps.7,178, Ps.8,993 and Ps.7,751, respectively, and the rest of the directors received a compensation of Ps.5,217, Ps.7,834 and Ps.7,308, respectively.

During the years ended December 31, 2018, 2017 and 2016, all the Company’s senior managers received an aggregate compensation of short and long-term benefits of Ps.180,001,  Ps.134,370 and Ps.160,762, respectively, these amounts were recognized in salaries and benefits in the consolidated statement of operations.

For the years ended December 31, 2018, 2017 and 2016 the cost of the share-based payments transactions (MIP and LTIP) were Ps.19,980,  Ps.13,508 and Ps.7,816, respectively. Cash-settled payments transactions MIP II and SARs were Ps.(5,238),  Ps.(25,498) and Ps.86,100, respectively (Note 17).

Starting 2015, the Company adopted a new short-term benefit plan for certain personnel whereby cash bonuses are awarded for meeting certain Company’s performance target. During the years ended December 31, 2018, 2017 and 2016, the Company recorded a provision in the amount of Ps.50,000, Ps.0, and Ps.53,738 respectively.